Vessels, net - Summary of Analysis of Vessels, Net (Detail)	6 Months Ended
Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 292,065,147
Vessel Cost, Acquisitions and improvements	72,009,521
Vessel Cost, Disposal	(43,043,220)
Vessel Cost, Balance at end of year	321,031,448
Accumulated depreciation, Balance at beginning of year	(111,217,895)
Accumulated depreciation, Disposal	299,940
Accumulated depreciation, Depreciation for the year	(8,235,069)
Accumulated depreciation, Balance at end of year	(119,153,024)
Net book value, Balance at beginning of year	180,847,252
Net book value, Acquisitions and improvements	72,009,521
Net book value, Disposal	(42,743,280)
Net book value, Depreciation for the year	(8,235,069)
Net book value, Balance at end of year	$ 201,878,424